Income Taxes - Narrative (Details) - USD ($)	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Operating Loss Carryforwards [Line Items]
Other long-term liabilities				$ 5,588,000		$ 5,908,000
Change in valuation allowance		$ 5,783,000	$ 465,518	28,719
Gelesis
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, Domestic			24,730,000	40,469,000	$ 24,730,000
Operating loss carryforward, State			7,207,000	10,643,000	7,207,000
Other long-term liabilities			11,729,000	5,588,000	11,729,000
Change in valuation allowance	$ 5,783,000			22,400,000	9,100,000
Deferred tax liability recognized for intangible asset acquired	$ 5,800,000	$ 5,800,000
Accumulated undistributed earnings of foreign subsidiaries				7,500,000
Estimated interest or penalties on Uncertain tax position				0	0
Gelesis | Gelesis S.R.L
Operating Loss Carryforwards [Line Items]
Provision for deferred tax asset					2,000,000.0
Gelesis | Year 2027 through 2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, Domestic			114,400,000	184,600,000	114,400,000
Operating loss carry forward, Subject to Expiration				63,500,000
Operating loss carry forward, Not Subject to Expiration				121,100,000
Gelesis | Tax Year 2030 Through 2041 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward, State			$ 114,000,000.0	168,400,000	$ 114,000,000.0
Operating loss carryforward, Foreign				$ 7,100,000